united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 8/31

Date of reporting period: 11/30/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2017

Par Value		Coupon Rate (%)	Maturity		Fair Value
	BONDS - 99.1%
	AEROSPACE - 2.9%
$93,000	Embraer Netherlands Finance BV	5.050	6/15/2025		$97,534
92,000	Embraer Netherlands Finance BV	5.400	2/1/2027		97,405
98,000	Rockwell Collins, Inc.	3.200	3/15/2024		99,004
					293,943
	AIRLINES - 1.0%
99,000	Delta Air Lines, Inc.	2.875	3/13/2020		99,729

	AUTO MANUFACTURERS - 3.9%
90,000	Ford Motor Co.	4.346	12/8/2026		93,864
300,000	Ford Motor Credit Co., LLC	2.262	3/28/2019		299,634
					393,498
	BANKS - 27.2%
51,000	Bank of America Corp.	4.000	1/22/2025		52,672
93,000	Bank of America Corp.	4.450	3/3/2026		98,903
102,000	Bank of New York Mellon Corp.	2.200	8/16/2023		98,842
28,000	Bank of New York Mellon Corp.	2.600	8/17/2020		28,265
80,000	Bank of New York Mellon Corp.	2.600	2/7/2022		80,274
99,000	Bank of New York Mellon Corp.	3.000	2/24/2025		98,855
300,000	Commonwealth Bank of Australia	2.300	3/12/2020		299,963
265,000	Cooperatieve Rabobank UA	3.750	7/21/2026		268,267
97,000	Goldman Sachs Group, Inc.	2.875	2/25/2021		97,734
73,000	Goldman Sachs Group, Inc.	3.500	11/16/2026		73,002
250,000	Lloyds Banking Group PLC	4.650	3/24/2026		264,052
200,000	Mizuho Financial Group, Inc.	2.953	2/28/2022		200,611
95,000	Morgan Stanley	2.450	2/1/2019		95,331
95,000	Morgan Stanley	2.650	1/27/2020		95,642
295,000	National Australia Bank Ltd.	2.800	1/10/2022		297,264
99,000	Santander UK PLC	2.375	3/16/2020		99,200
99,000	Santander UK PLC	2.500	3/14/2019		99,478
98,000	State Street Corp.	2.550	8/18/2020		99,016
5,000	State Street Corp.	3.550	8/18/2025		5,193
250,000	Svenska Handelsbanken AB	2.450	3/30/2021		250,282
					2,702,846
	BEVERAGES - 3.2%
99,000	Anheuser-Busch InBev Finance, Inc.	1.900	2/1/2019		98,895
96,000	Anheuser-Busch InBev Finance, Inc.	3.300	2/1/2023		98,542
94,000	Anheuser-Busch InBev Worldwide, Inc.	3.750	1/15/2022		98,186
20,000	Coca-Cola Co.	2.250	9/1/2026		18,947
					314,570
	BIOTECHNOLOGY - 7.4%
97,000	Biogen, Inc.	2.900	9/15/2020		98,429
95,000	Biogen, Inc.	3.625	9/15/2022		98,427
7,000	Celgene Corp.	3.550	8/15/2022		7,204
40,000	Gilead Sciences, Inc.	1.850	9/4/2018		40,003
106,000	Gilead Sciences, Inc.	2.350	2/1/2020		106,498
101,000	Gilead Sciences, Inc.	2.500	9/1/2023		99,623
96,000	Gilead Sciences, Inc.	3.250	9/1/2022		98,676
95,000	Gilead Sciences, Inc.	3.500	2/1/2025		97,515
92,000	Gilead Sciences, Inc.	3.650	3/1/2026		95,379
					741,754
	COMMERCIAL SERVICES - 2.0%
96,000	Automatic Data Processing, Inc.	3.375	9/15/2025		99,237
97,000	S&P Global, Inc.	3.300	8/14/2020		99,059
					198,296
Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2017

Par Value		Coupon Rate (%)	Maturity		Fair Value

	COMPUTERS - 4.2%
$98,000	DXC Technology Co.	2.875	3/27/2020		$98,747
92,000	DXC Technology Co.	4.250	4/15/2024		96,152
99,000	Hewlett Packard Enterprise Co.	2.850	10/5/2018		99,623
22,000	Seagate HDD Cayman #	4.250	3/1/2022		22,043
98,000	Seagate HDD Cayman #	4.875	3/1/2024		98,019
					414,584
	DIVERSIFIED FINANCIAL SERVIECES - 1.2%
98,000	American Express Credit Corp.	2.700	3/3/2022		98,551
20,000	BlackRock, Inc.	3.200	3/15/2027		20,240
					118,791
	ELECTRIC - 7.0%
101,000	DTE Energy Co.	3.800	3/15/2027		104,100
97,000	Entergy Arkansas, Inc.	3.500	4/1/2026		99,882
103,000	Entergy Corp.	2.950	9/1/2026		99,984
93,000	Entergy Corp.	4.000	7/15/2022		97,393
99,000	Eversource Energy	2.750	3/15/2022		99,332
98,000	Exelon Generation Co., LLC	2.950	1/15/2020		99,104
97,000	Exelon Generation Co., LLC	3.400	3/15/2022		99,044
					698,839
	FOOD - 1.2%
98,000	McCormick & Co., Inc.	3.150	8/15/2024		98,526
21,000	Sysco Corp.	3.250	7/15/2027		20,923
					119,449
	HEALTHCARE-PRODUCTS - 5.0%
98,000	Medtronic, Inc.	2.500	3/15/2020		98,804
97,000	Medtronic, Inc.	3.150	3/15/2022		99,498
96,000	Medtronic, Inc.	3.500	3/15/2025		99,291
100,000	Medtronic Global Holdings SCA	1.700	3/28/2019		99,628
96,000	Thermo Fisher Scientific, Inc.	3.300	2/15/2022		97,971
					495,192
	HEALTHCARE-SERVICES - 0.2%
18,000	Humana, Inc.	3.950	3/15/2027		18,514

	INTERNET - 1.9%
96,000	eBay, Inc.	2.750	1/30/2023		95,164
95,000	eBay, Inc.	3.800	3/9/2022		98,372
					193,536
	MACHINERY-DIVERSIFIED - 0.1%
5,000	John Deere Capital Corp.	1.950	1/8/2019		5,000
2,000	John Deere Capital Corp.	2.800	3/6/2023		2,017
					7,017
	MEDIA - 1.1%
97,000	Comcast Corp.	3.000	2/1/2024		97,832
14,000	Comcast Corp.	3.300	2/1/2027		14,117
					111,949
	MULTI-NATIONAL - 5.1%
36,000	Asian Development Bank	2.375	8/10/2027		35,393
76,000	Asian Development Bank	2.625	1/12/2027		76,428
100,000	Council Of Europe Development Bank	1.625	3/10/2020		99,162
101,000	Council Of Europe Development Bank	1.625	3/16/2021		99,323
99,000	Council Of Europe Development Bank	1.875	1/27/2020		98,765
97,000	European Investment Bank	2.250	3/15/2022		96,895
1,000	Inter-American Development Bank	2.125	1/18/2022		998
					506,964
Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2017

Par Value		Coupon Rate (%)	Maturity		Fair Value

	OIL & GAS - 7.4%
$95,000	BP Capital Markets PLC	2.521	1/15/2020		$95,711
82,000	BP Capital Markets PLC	2.315	2/13/2020		82,278
97,000	BP Capital Markets PLC	3.062	3/17/2022		99,045
96,000	BP Capital Markets PLC	3.506	3/17/2025		98,887
63,000	BP Capital Markets PLC	3.224	4/14/2024		64,220
64,000	Cenovus Energy, Inc. #	4.250	4/15/2027		63,436
88,000	ConocoPhillips Co.	4.950	3/15/2026		99,282
94,000	ConocoPhillips Co.	4.200	3/15/2021		99,202
32,000	Marathon Oil Corp.	3.850	6/1/2025		32,363
					734,424
	PHARMACEUTICALS - 3.5%
98,000	Allergan Funding SCS	3.000	3/12/2020		98,942
97,000	Allergan Funding SCS	3.450	3/15/2022		98,745
38,000	Allergan Funding SCS	3.800	3/15/2025		38,370
13,000	Bristol-Myers Squibb Co.	1.600	2/27/2019		12,951
97,000	Bristol-Myers Squibb Co.	3.250	2/27/2027		99,109
					348,117
	PIPELINES - 2.0%
97,000	ONEOK, Inc.	4.000	7/13/2027		97,314
82,000	ONEOK, Inc.	7.500	9/1/2023		98,083
					195,397
	REAL ESTATE - 1.0%
92,000	CBRE Services, Inc.	4.875	3/1/2026		99,470

	SEMICONDUCTORS - 1.9%
88,000	Intel Corp.	3.100	7/29/2022		90,223
98,000	Lam Research Corp.	2.750	3/15/2020		98,873
					189,096
	SOFTWARE - 2.0%
97,000	Adobe Systems, Inc.	3.250	2/1/2025		99,540
100,000	Oracle Corp.	2.400	9/15/2023		98,569
					198,109
	SOVEREIGN - 2.8%
275,000	Svensk Exportkredit AB	2.375	3/9/2022		275,554

	TELECOMMUNICATIONS - 3.9%
92,000	AT&T, Inc.	5.000	3/1/2021		98,512
99,000	AT&T, Inc.	5.200	3/15/2020		104,926
93,000	AT&T, Inc.	5.875	10/1/2019		99,098
90,000	Cisco Systems, Inc.	1.600	2/28/2019		89,688
					392,224

	TOTAL BONDS (Cost $9,932,960)				9,861,862

	TOTAL INVESTMENTS (Cost $9,932,960) (a) - 99.1%				$9,861,862
	OTHER ASSETS LESS LIABILITIES - 0.9%				92,121
	NET ASSETS - 100.0%				$9,953,983

LLC - Limited Liability Company
PLC - Public Limited Company
# Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At November 30th, 2017, these securities amounted to $183,498 or 1.84% of net assets.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $9,932,960 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized appreciation:	$66
				Unrealized depreciation:	(71,164)
				Net unrealized depreciation:	$(71,098)

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Sage ESG Intermediate Credit ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
November 30, 2017

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2017 for the Fund's assets and liabilities measured at fair value:

			Level 3
		Level 2	(Other Significant
	Level 1	(Other Significant	Unobservable
Assets *	(Quoted Prices)	Observable Inputs)	Inputs)	Total
Bonds	$-	$9,861,862	$-	$9,861,862
Total	$-	$9,861,862	$-	$9,861,862

* Refer to the Portfolio of Investments for classifications
There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 1/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 1/26/2018

By

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 1/26/2018